Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies

29.Commitments and Contingencies

The Group has various lease contracts as of December 31, 2022. The future lease payments for these lease contracts are €400 thousand (2021: Nil) within one year, €1,601 thousand (2021: €1,601 thousand) between one and five years and nil (2021: €400 thousand) thereafter.

The Group has commitments under operating contracts. The future payments for the operating contracts are €73,779 thousand (2021: €2,175 thousand) within one year, €100,177 thousand (2021: €37,517 thousand) between one and five years and €18,558 thousand (2021: €7,063 thousand) thereafter.

Further, the Group has commitments of €5,016 thousand (2021: €12,003 thousand) to acquire items of property, plant & equipment and commitments of €4,344 thousand (2021: €2,731 thousand) to acquire items of intangible assets.

The Group is required to issue, subject to the execution of definitive agreements, Azul Additional Warrants, which are expected to vest in three tranches upon achieving certain performance and market conditions. Please refer to the Strategic Commercial Collaboration with Azul in note 30.

On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson, and Barry Engle for purported violations of United States securities laws. This lawsuit was filed in the U.S. District Court for the Central District of California. On February 10, 2023, the U.S. District Court for the Central District of California transferred the action to the U.S. District Court for the Southern District of Florida. The lawsuit is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 2:22-CV-80232-Rosenberg/Reinhart. On February 15, 2023, the court entered an order appointing Jonathan Coon as Lead Plaintiff. On March 10, 2023, Lead Plaintiff filed an amended complaint that adds additional defendants and asserts additional claims for purported violations of the United States securities laws. The Group’s management believes the claims are without merit and intend to vigorously defend this litigation. The lawsuit is currently at a preliminary stage and the Group cannot predict its outcome, so the Group therefore cannot determine the likelihood of loss or estimate a range of possible loss.

In November 2022, the Group entered into a new success fee arrangement with an entity controlled by a former member of key management personnel shortly after cessation of employment, in which the Company will pay a percentage of future fundraising up to a cap of €9,300 thousand ($9,900 thousand). As of December 31, 2022, no conditions for payment had been met.